UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest in portfolios designed to pursue
real-life objectives.

American Funds Portfolio SeriesSM

Annual report for the year ended October 31, 2014

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2014 (the most recent calendar quarter-end). Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2015 (unaudited):

	Cumulative total returns	Average annual total returns
		Lifetime	Gross	Net
Class A shares	1 year	(since 5/18/12)	expense ratio	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	3.94%	15.62%	0.93%	0.83%
American Funds Growth PortfolioSM	6.29	17.09	0.85	0.75
American Funds Growth and Income PortfolioSM	6.42	13.53	0.79	0.69
American Funds Balanced PortfolioSM	4.44	11.39	0.82	0.72
American Funds Income PortfolioSM	3.00	8.00	0.76	0.66

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	8.50	10.54	0.91	0.81

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–1.12	–0.40	0.80	0.70
American Funds Tax-Exempt Preservation PortfolioSM	2.23	1.28	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for Tax-Exempt Preservation Portfolio. In addition, the investment adviser has in the past reimbursed certain expenses for Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and/or reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver and reimbursements will remain in effect at least through December 31, 2015. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Special feature

6	Invest in portfolios designed to pursue real-life objectives

Contents
1	Letter to investors
4	The value of a $10,000 investment
8	Investment portfolios
16	Financial statements
69	Board of trustees and other officers

Fellow investors:

It’s our pleasure to present the annual report for American Funds Portfolio Series for the period ended October 31, 2014.

All of the funds completed the fiscal year in positive territory, with returns ranging from 1.44% to 11.25%. While we’re encouraged by these results, we remain mindful that the funds are intended to be held over the long term. As such, it’s important to put short-term results in proper perspective.

The series, which offers eight distinct portfolios composed of combinations of individual American Funds, is designed to help investors pursue a number of investment objectives, including preservation, balance and appreciation. To learn more about the funds, please see page 6.

The economy

The domestic economy continued its recovery, despite a slowdown in early 2014 brought on by harsh winter weather. The second quarter saw gross domestic product (GDP) climb at its fastest pace since 2011, spurred by solid corporate profits and an uptick in mergers and acquisitions. The momentum rolled into the third quarter, with GDP increasing at an estimated 3.9% on an annualized basis. The positive economic news buoyed the employment market, which recorded gains on average of 220,000 positions per month for the 12 months ended October 31, dropping the unemployment rate to 5.8%.

Outside the U.S., nations saw mixed economic results. European countries labored to emerge from recession, China saw a drop in home prices and Japan’s government launched significant stimulus measures to support growth. Ongoing tensions in hotspots such as Syria, Iraq and Ukraine weighed on economic activity.

The stock market

The U.S. stock market achieved healthy results over the year ended October 31, 2014, with broad market indexes hitting new heights. Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) gained 17.24%. The rally was fueled by the accelerating economy and optimistic earnings reports.

Many international markets finished the period in positive territory, but results were more subdued than those in the U.S. The MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.) was off 0.15%. All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The bond market

Most segments of the bond market were solid for the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad, domestic, investment-grade fixed-income market) climbing 4.14%. The municipal market surged, sending the Barclays Municipal Bond Index up 7.82%. High-yield bonds also were impressive, with the U.S. Corporate High Yield 2% Issuer Capped Index rising 5.82%. The Federal Reserve concluded its monthly bond buying program, making its final purchases in October. The Fed kept the target short-term federal funds rate near 0% — where it has remained since late 2008 — in an ongoing effort to help sustain the economic recovery.

American Funds Portfolio Series	1

The series

Given the upbeat performance in the financial markets, all of the funds in the series ended the fiscal year with solid results. Three advanced by double-digits — Tax-Advantaged Income Portfolio, Growth Portfolio, and Growth and Income Portfolio — thanks largely to their domestic equity focus. Each of the underlying funds made contributions; among these, The Investment Company of America,® AMCAP Fund® and Washington Mutual Investors Fund,SM were particularly helpful. Results for Preservation Portfolio and Tax-Exempt Preservation Portfolio were more subdued in light of their focus on capital conservation.

Looking beyond the past 12 months

The series was launched on May 18, 2012, to help investors pursue their investment goals. Each fund is a blend of individual American Funds, all with a proven track record and investment management process. They are managed by the Portfolio Oversight Committee, a team of experienced investment professionals, which meets regularly to monitor results and keep the funds aligned with their stated objectives.

As the funds are designed as long-term investment vehicles, it’s constructive to view their lifetime results as shown on page 3. You’ll note that all have had positive returns, with six recording double-digit gains. Please keep in mind that since the funds have been in existence about two-and-a-half years, their track record remains rather limited.

Moving forward

We are cautiously optimistic about the future and remain encouraged by the promising trends in the U.S. economy. While some international markets continue to face challenges, officials in several countries are taking aggressive measures to revitalize their economies. In general, it appears that the global economy is likely to keep moving forward with more tailwinds than headwinds along the way.

The investment professionals at American Funds will continue to identify new investment opportunities, while maintaining their careful analysis of the underlying funds’ current holdings. We are confident that our active management process, which focuses on fundamental research with a global perspective, will continue to serve the series well.

We thank you for placing your trust in American Funds and look forward to reporting to you again in six months’ time.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley
President

December 12, 2014

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2014, with all distributions reinvested for Class A shares

	Cumulative total returns	Average annual total returns
	1 year	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	7.71%	18.53%
MSCI All Country World Index (ACWI)*†	7.77	17.34
Lipper Global Funds Index	7.51	18.09

American Funds Growth Portfolio	10.46	19.97
Standard & Poor’s 500 Composite Index*	17.24	22.44
Lipper Growth Funds Index	14.46	22.36

American Funds Growth and Income Portfolio	10.77	16.59
Standard & Poor’s 500 Composite Index*	17.24	22.44
Lipper Growth and Income Funds Index	11.75	18.74

American Funds Balanced Portfolio	8.94	14.29
Standard & Poor’s 500 Composite Index*	17.24	22.44
Lipper Balanced Funds Index	9.12	13.03

American Funds Income Portfolio	7.94	11.06
Standard & Poor’s 500 Composite Index*	17.24	22.44
Lipper Income Funds Index	6.52	9.14

American Funds Tax-Advantaged Income Portfolio	11.25	12.44
Barclays Municipal Bond Index*	7.82	3.45
Lipper Income Funds Index	6.52	9.14

American Funds Preservation Portfolio	1.44	0.86
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	1.38	1.18
Lipper Short-Intermediate Investment-Grade Debt Funds Index	2.01	1.99

American Funds Tax-Exempt Preservation Portfolio	4.50	2.47
Barclays Municipal Short-Intermediate 1–10 Years Index*	3.54	2.13
Lipper Intermediate Municipal Debt Funds Index	5.51	2.64

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2014, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Income Portfolio)1; 3.75% (for Tax-Advantaged Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	1.51%	15.71%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	4.07%	17.11%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	4.38%	13.81%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Balanced Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	2.66%	11.56%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.

4	American Funds Portfolio Series

Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	1.73%	8.41%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	7.07%	10.70%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	–1.06%	–0.19%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2014)*

	1 year	Lifetime (since 5/18/12)

Class A shares	1.90%	1.41%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and is reimbursing a portion of other expenses in all share classes for Tax-Exempt Preservation Portfolio. In addition, the investment adviser has in the past reimbursed certain expenses for Preservation Portfolio. Investment results shown reflect the waiver and/or reimbursements, without which the results would have been lower. The waiver and reimbursements will remain in effect at least through December 31, 2015. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursements. The waiver may only be modified or terminated with the approval of the fund board.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

Invest in portfolios designed to pursue real-life objectives.

Providing choices for investors

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

Experienced management

The members of the Portfolio Oversight Committee actively monitor the series to keep the portfolios aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

“With the portfolio series, what we’re really doing is answering a question we regularly receive from advisors, their clients, our friends and even our own family members: ‘Could you suggest a handful of your funds that would work well together for my needs?’ We created a spectrum of portfolios with complementary fund combinations designed to achieve specific investment objectives.”

Brad Vogt

27 years of investment experience*

*	As of the series prospectus dated January 1, 2015.

American Funds Global Growth Portfolio

Seeks to provide long-term growth of capital by investing in funds with exposure to companies located around the world.

Underlying funds:

30% Capital World Growth and Income Fund®

30% New Perspective Fund®

20% New World Fund®

20% The New Economy Fund®

American Funds Growth Portfolio

Seeks to provide long-term growth of capital through exposure to a diverse mix of stocks of companies with strong growth potential.

Underlying funds:

30% AMCAP Fund®

30% Fundamental Investors®

25% EuroPacific Growth Fund®

15% SMALLCAP World Fund®

6	American Funds Portfolio Series

American Funds Growth and Income Portfolio

Seeks to help investors build assets over time through exposure to a wide range of stock investments, as well as income from dividend-paying companies and fixed-income securities.

Underlying funds:

25% Capital Income Builder®

20% Capital World Growth and Income Fund®

20% The Growth Fund of America®

20% The Investment Company of America®

15% Capital World Bond Fund®

American Funds Balanced Portfolio

Seeks to provide income and long-term growth of capital and income through a mix of global stocks and bonds that can temper the impact of volatility on an overall portfolio.

Underlying funds:

25% American Balanced Fund®

25% The Bond Fund of America®

20% New Perspective Fund®

15% Capital World Growth and Income Fund®

15% Washington Mutual Investors FundSM

American Funds Income Portfolio

With exposure to a diverse mix of stocks from dividend-paying companies and fixed-income securities, this fund seeks to provide income and long-term growth of capital.

Underlying funds:

20% American Mutual Fund®

20% Capital Income Builder®

20% The Income Fund of America®

20% American High-Income Trust®

20% U.S. Government Securities Fund®

American Funds Tax-Advantaged Income Portfolio

Through exposure to a diverse mix of municipal bonds and dividend-paying companies, this fund seeks to help investors grow their assets while also providing some tax-exempt income.

Underlying funds:

25% Capital World Growth and Income Fund®

25% Washington Mutual Investors FundSM

25% American High-Income Municipal Bond Fund®

25% The Tax-Exempt Bond Fund of America®

American Funds Preservation Portfolio

As part of a diversified investment strategy, this fund seeks to provide investors with income consistent with preservation of capital.

Underlying funds:

40% Intermediate Bond Fund of America®

40% Short-Term Bond Fund of America®

20% The Bond Fund of America®

American Funds Tax-Exempt Preservation Portfolio

As part of a diversified investment strategy, this fund seeks to provide investors with tax-exempt income consistent with preservation of capital.

Underlying funds:

70% Limited Term Tax-Exempt Bond Fund of America®

30% The Tax-Exempt Bond Fund of America®

The underlying fund allocations are as of 10/31/14. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	7

American Funds Global Growth Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 70.0%
The New Economy Fund, Class R-6	5,770,551	$231,803
New Perspective Fund, Class R-6	8,978,187	346,468
New World Fund, Inc., Class R-6	3,883,148	230,892
		809,163

Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	7,340,121	346,454

Total investment securities 100.0% (cost: $1,048,486,000)		1,155,617
Other assets less liabilities 0.0%		(412)

Net assets 100.0%		$1,155,205

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 70.0%
AMCAP Fund, Class R-6	21,201,733	$624,815
EuroPacific Growth Fund, Class R-6	10,654,374	520,679
SMALLCAP World Fund, Inc., Class R-6	6,277,025	312,408
		1,457,902

Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	11,410,064	624,815

Total investment securities 100.0% (cost: $1,870,075,000)		2,082,717
Other assets less liabilities 0.0%		(788)

Net assets 100.0%		$2,081,929

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Growth and Income Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 20.1%
The Growth Fund of America, Class R-6	15,721,814	$735,309

Growth-and-income funds 40.1%
Capital World Growth and Income Fund, Class R-6	15,549,353	733,930
The Investment Company of America, Class R-6	18,065,487	735,265
		1,469,195

Equity-income and Balanced funds 24.9%
Capital Income Builder, Class R-6	15,005,345	911,875

Fixed income funds 14.9%
Capital World Bond Fund, Class R-6	26,617,004	544,318

Total investment securities 100.0% (cost: $3,292,361,000)		3,660,697
Other assets less liabilities 0.0%		(1,403)

Net assets 100.0%		$3,659,294

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Balanced Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth funds 20.1%
New Perspective Fund, Class R-6	14,324,486	$552,782

Growth-and-income funds 30.1%
Capital World Growth and Income Fund, Class R-6	8,800,995	415,407
Washington Mutual Investors Fund, Class R-6	9,751,477	415,413
		830,820

Equity-income and Balanced funds 24.9%
American Balanced Fund, Class R-6	26,587,024	686,742

Fixed income funds 24.9%
The Bond Fund of America, Class R-6	53,664,622	685,834

Total investment securities 100.0% (cost: $2,494,546,000)		2,756,178
Other assets less liabilities 0.0%		(933)

Net assets 100.0%		$2,755,245

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Income Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth-and-income funds 20.4%
American Mutual Fund, Class R-6	13,127,045	$496,990

Equity-income and Balanced funds 39.9%
Capital Income Builder, Class R-6	8,006,389	486,548
The Income Fund of America, Class R-6	22,368,346	487,183
		973,731

Fixed income funds 39.7%
American High-Income Trust, Class R-6	43,684,181	484,457
U.S. Government Securities Fund, Class R-6	34,598,326	484,377
		968,834

Total investment securities 100.0% (cost: $2,279,989,000)		2,439,555
Other assets less liabilities 0.0%		(1,075)

Net assets 100.0%		$2,438,480

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
U.S. Government Securities Fund, Class R-6	21,236,828	13,368,892	7,394	34,598,326	$5,597	$484,377

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Growth-and-income funds 50.4%
Capital World Growth and Income Fund, Class R-6	2,709,581	$127,892
Washington Mutual Investors Fund, Class R-6	3,002,208	127,894
		255,786

Tax-exempt fixed income funds 49.6%
American High-Income Municipal Bond Fund, Class R-6	8,118,250	125,671
The Tax-Exempt Bond Fund of America, Class R-6	9,606,566	125,654
		251,325

Total investment securities 100.0% (cost: $464,835,000)		507,111
Other assets less liabilities 0.0%		(157)

Net assets 100.0%		$506,954

See Notes to Financial Statements

American Funds Portfolio Series	13

American Funds Preservation Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Fixed income funds 100.0%
The Bond Fund of America, Class R-6	10,239,323	$130,859
Intermediate Bond Fund of America, Class R-6	19,314,914	261,717
Short-Term Bond Fund of America, Class R-6	26,145,563	261,717
		654,293

Total investment securities 100.0% (cost: $657,483,000)		654,293
Other assets less liabilities 0.0%		(319)

Net assets 100.0%		$653,974

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2014 (000)
Short-Term Bond Fund of America, Class R-6	19,589,349	7,643,166	1,086,952	26,145,563	$1,348	$261,717

See Notes to Financial Statements

14	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio, October 31, 2014

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	9,396,458	$151,565
The Tax-Exempt Bond Fund of America, Class R-6	4,966,084	64,956
		216,521

Total investment securities 100.0% (cost: $216,969,000)		216,521
Other assets less liabilities 0.0%		(38)

Net assets 100.0%		$216,483

See Notes to Financial Statements

American Funds Portfolio Series	15

Financial statements

Statements of assets and liabilities
at October 31, 2014

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,155,617	$2,082,717	$3,660,697
Affiliated issuers	—	—	—
Receivables for:
Sales of fund’s shares	1,891	4,343	6,041
Dividends	—	—	—
Total assets	1,157,508	2,087,060	3,666,738

Liabilities:
Payables for:
Purchases of investments	1,585	3,715	4,715
Repurchases of fund’s shares	268	619	1,310
Services provided by related parties	439	776	1,391
Trustees’ deferred compensation	1	2	3
Other	10	19	25
Total liabilities	2,303	5,131	7,444
Net assets at October 31, 2014	$1,155,205	$2,081,929	$3,659,294

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,029,758	$1,818,103	$3,239,472
Undistributed (distributions in excess of) net investment income	175	(2)	(3)
Undistributed (accumulated) net realized gain (loss)	18,141	51,186	51,489
Net unrealized appreciation (depreciation)	107,131	212,642	368,336
Net assets at October 31, 2014	$1,155,205	$2,081,929	$3,659,294

Investment securities, at cost:
Unaffiliated issuers	$1,048,486	$1,870,075	$3,292,361
Affiliated issuers	—	—	—

* Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio		Preservation Portfolio	Tax-Exempt Preservation Portfolio

$2,756,178	$1,955,178	$507,111		$392,576	$216,521
—	484,377	—		261,717	—

5,845	4,679	459		1,653	390
1,373	3,105	785		692	509
2,763,396	2,447,339	508,355		656,638	217,420

5,152	6,786	1,218		1,931	633
1,812	998	27		414	228
1,168	1,065	156		312	75
2	2	—	*	1	1
17	8	—		6	—
8,151	8,859	1,401		2,664	937
$2,755,245	$2,438,480	$506,954		$653,974	$216,483

$2,474,307	$2,268,485	$463,156		$658,434	$219,465
672	2,478	675		73	57
18,634	7,951	847		(1,343)	(2,591)
261,632	159,566	42,276		(3,190)	(448)
$2,755,245	$2,438,480	$506,954		$653,974	$216,483

$2,494,546	$1,793,730	$464,835		$394,807	$216,969
—	486,259	—		262,676	—

American Funds Portfolio Series	17

Statements of assets and liabilities
at October 31, 2014

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$721,879	$1,344,999	$2,563,722
	Shares outstanding	48,697	87,551	185,750
	Net asset value per share	$14.82	$15.36	$13.80
Class B:	Net assets	$2,337	$5,479	$9,982
	Shares outstanding	159	361	725
	Net asset value per share	$14.66	$15.18	$13.77
Class C:	Net assets	$133,829	$259,140	$491,441
	Shares outstanding	9,149	17,095	35,766
	Net asset value per share	$14.63	$15.16	$13.74
Class F-1:	Net assets	$38,825	$39,622	$62,628
	Shares outstanding	2,620	2,581	4,537
	Net asset value per share	$14.82	$15.35	$13.80
Class F-2:	Net assets	$41,562	$57,453	$72,767
	Shares outstanding	2,795	3,728	5,266
	Net asset value per share	$14.87	$15.41	$13.82
Class 529-A:	Net assets	$93,874	$183,691	$221,037
	Shares outstanding	6,340	11,967	16,020
	Net asset value per share	$14.81	$15.35	$13.80
Class 529-B:	Net assets	$551	$1,253	$1,519
	Shares outstanding	38	83	110
	Net asset value per share	$14.65	$15.17	$13.77
Class 529-C:	Net assets	$41,846	$64,951	$93,017
	Shares outstanding	2,864	4,286	6,767
	Net asset value per share	$14.61	$15.15	$13.74
Class 529-E:	Net assets	$3,710	$11,223	$10,464
	Shares outstanding	251	735	760
	Net asset value per share	$14.75	$15.27	$13.78
Class 529-F-1:	Net assets	$4,240	$9,678	$16,340
	Shares outstanding	285	629	1,183
	Net asset value per share	$14.85	$15.39	$13.81
Class R-1:	Net assets	$1,524	$4,632	$6,597
	Shares outstanding	104	305	480
	Net asset value per share	$14.65	$15.19	$13.75
Class R-2:	Net assets	$19,517	$33,879	$38,563
	Shares outstanding	1,335	2,234	2,807
	Net asset value per share	$14.62	$15.16	$13.74
Class R-2E:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$14.82	$15.36	$13.80
Class R-3:	Net assets	$12,759	$21,619	$27,530
	Shares outstanding	866	1,414	1,999
	Net asset value per share	$14.74	$15.29	$13.77
Class R-4:	Net assets	$4,521	$6,831	$10,390
	Shares outstanding	305	445	753
	Net asset value per share	$14.82	$15.36	$13.80
Class R-5:	Net assets	$1,224	$1,427	$1,390
	Shares outstanding	82	92	100
	Net asset value per share	$14.88	$15.42	$13.84
Class R-6:	Net assets	$32,997	$36,042	$31,897
	Shares outstanding	2,207	2,335	2,308
	Net asset value per share	$14.95	$15.43	$13.82

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$1,803,361	$1,766,308	$413,108	$436,348	$158,892
135,409	147,427	33,089	43,835	15,905
$13.32	$11.98	$12.48	$9.95	$9.99
$7,308	$6,157	$295	$1,704	$67
550	515	24	171	7
$13.29	$11.96	$12.47	$9.95	$10.00
$415,782	$381,221	$60,159	$93,475	$41,994
31,357	31,948	4,840	9,401	4,209
$13.26	$11.93	$12.43	$9.94	$9.98
$61,816	$61,766	$15,478	$8,858	$4,385
4,642	5,153	1,240	890	439
$13.32	$11.99	$12.48	$9.96	$9.99
$63,838	$59,292	$17,914	$12,087	$11,145
4,787	4,943	1,433	1,214	1,116
$13.33	$12.00	$12.50	$9.95	$9.99
$143,954	$61,951		$43,571
10,811	5,172		4,378
$13.32	$11.98		$9.95
$908	$693		$384
68	58		39
$13.29	$11.96		$9.96
$74,801	$40,277		$22,323
5,638	3,375		2,244
$13.27	$11.93		$9.95
$5,229	$4,837		$2,341
393	404		235
$13.30	$11.97		$9.95
$12,340	$4,461		$7,740
926	372		778
$13.33	$11.99		$9.95
$7,200	$1,593		$720
542	133		72
$13.27	$11.94		$9.95
$35,500	$14,843		$7,544
2,676	1,243		759
$13.27	$11.94		$9.94
$10	$10		$10
1	1		1
$13.31	$11.98		$9.96
$35,338	$11,240		$7,397
2,657	939		743
$13.30	$11.97		$9.95
$40,158	$9,837		$2,905
3,015	821		292
$13.32	$11.99		$9.96
$8,788	$2,074		$518
659	173		52
$13.34	$12.00		$9.96
$38,914	$11,920		$6,049
2,918	994		608
$13.34	$12.00		$9.96

American Funds Portfolio Series	19

Statements of operations
for the year ended October 31, 2014

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$11,610	$12,335	$67,852
Affiliated issuers	—	—	—
	11,610	12,335	67,852

Fees and expenses*:
Investment advisory services	897	1,560	2,831
Distribution services	2,879	5,053	9,449
Transfer agent services	891	1,554	2,783
Reports to shareholders	44	77	139
Registration statement and prospectus	289	364	486
Trustees’ compensation	5	8	15
Auditing and legal	8	13	23
Custodian	13	13	13
Other	104	199	269
Total fees and expenses before reimbursements/waivers	5,130	8,841	16,008
Less reimbursements/waivers of fees and expenses:
Investment advisory services	897	1,560	2,831
Other	—	—	—
Total fees and expenses after reimbursements/waivers	4,233	7,281	13,177
Net investment income	7,377	5,054	54,675

Net realized gain (loss) and unrealized appreciation on investments:
Net realized loss on sale of investments:
Unaffiliated issuers	(39)	(1)	—
Affiliated issuers	—	—	—
Capital gain distributions received	18,725	54,687	54,900
Net realized gain (loss) on investments	18,686	54,686	54,900
Net unrealized appreciation on investments	32,399	79,139	170,545
Net realized gain (loss) and unrealized appreciation on investments	51,085	133,825	225,445

Net increase in net assets resulting from operations	$58,462	$138,879	$280,120

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$42,633	$62,963	$12,123	$6,263	$5,515
—	5,597	—	1,348	—
42,633	68,560	12,123	7,611	5,515

2,137	1,940	369	541	182
7,555	7,068	1,367	2,090	780
2,111	1,887	349	528	170
105	95	18	28	9
413	390	124	242	97
12	11	2	3	1
18	16	3	4	1
13	13	13	13	13
187	95	2	65	1

12,551	11,515	2,247	3,514	1,254

2,137	1,940	369	541	182
—	—	—	39	35

10,414	9,575	1,878	2,934	1,037
32,219	58,985	10,245	4,677	4,478

(29)	—	(243)	(322)	(825)
—	(5)	—	(97)	—
20,567	9,256	1,381	—	—
20,538	9,251	1,138	(419)	(825)
120,541	77,104	26,975	2,556	4,001

141,079	86,355	28,113	2,137	3,176
$173,298	$145,340	$38,358	$6,814	$7,654

American Funds Portfolio Series	21

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2014	2013	2014	2013	2014	2013
Operations:
Net investment income	$7,377	$2,323	$5,054	$2,879	$54,675	$23,458
Net realized gain (loss) on investments	18,686	786	54,686	3,333	54,900	2,674
Net unrealized appreciation (depreciation) on investments	32,399	69,290	79,139	126,286	170,545	187,635
Net increase (decrease) in net assets resulting from operations	58,462	72,399	138,879	132,498	280,120	213,767

Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,949)	(1,568)	(5,546)	(2,296)	(55,311)	(22,744)
Distributions from net realized gain on investments	(676)	(57)	(3,125)	—	(2,049)	—
Total dividends and distributions paid to shareholders	(7,625)	(1,625)	(8,671)	(2,296)	(57,360)	(22,744)

Net capital share transactions	516,928	428,990	958,321	691,573	1,468,849	1,353,734

Total increase in net assets	567,765	499,764	1,088,529	821,775	1,691,609	1,544,757

Net assets:
Beginning of year	587,440	87,676	993,400	171,625	1,967,685	422,928
End of year	$1,155,205	$587,440	$2,081,929	$993,400	$3,659,294	$1,967,685

Undistributed (distributions in excess of) net investment income	$175	$891	$(2)	$665	$(3)	$1,508

See Notes to Financial Statements

22	American Funds Portfolio Series

(dollars in thousands)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

$32,219	$15,046	$58,985	$30,429	$10,245	$5,210	$4,677	$4,210	$4,478	$4,347
20,538	(6)	9,251	2,784	1,138	(52)	(419)	(922)	(825)	(1,759)

120,541	132,399	77,104	76,562	26,975	12,560	2,556	(6,315)	4,001	(5,164)

173,298	147,439	145,340	109,775	38,358	17,718	6,814	(3,027)	7,654	(2,576)

(32,444)	(14,398)	(58,769)	(30,515)	(10,112)	(4,843)	(4,684)	(4,213)	(4,476)	(4,352)
—	—	(832)	—	—	(51)	—	—	—	—

(32,444)	(14,398)	(59,601)	(30,515)	(10,112)	(4,894)	(4,684)	(4,213)	(4,476)	(4,352)
1,098,483	1,024,039	880,476	965,081	214,424	173,334	162,427	255,789	38,796	66,660
1,239,337	1,157,080	966,215	1,044,341	242,670	186,158	164,557	248,549	41,974	59,732

1,515,908	358,828	1,472,265	427,924	264,284	78,126	489,417	240,868	174,509	114,777
$2,755,245	$1,515,908	$2,438,480	$1,472,265	$506,954	$264,284	$653,974	$489,417	$216,483	$174,509

$672	$927	$2,478	$2,262	$675	$543	$73	$80	$57	$55

American Funds Portfolio Series	23

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
* Class B and 529-B shares of the funds are not available for purchase.

On August 29, 2014, Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to the series’ registration statement filed with the U.S. Securities and Exchange Commission. Refer to the series prospectus for more details.

24	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 44 to 57.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2014, all of the investment securities held by each fund were classified as Level 1.

American Funds Portfolio Series	25

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

26	American Funds Portfolio Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	27

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended October 31, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distributions for tax purposes.

As of October 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio
Undistributed ordinary income	$176	$—	$—	$675
Undistributed long-term capital gain	18,285	51,378	51,582	18,765
Gross unrealized appreciation on investment securities	106,987	212,450	375,033	261,501
Gross unrealized depreciation on investment securities	—	—	(6,789)	—
Net unrealized appreciation (depreciation) on investment securities	106,987	212,450	368,244	261,501
Cost of investment securities	1,048,630	1,870,267	3,292,453	2,494,677
Reclassification to undistributed (distributions in excess) of net investment income from undistributed (accumulated) net realized gain (loss)	450	52	10	—
Reclassification to capital paid in on shares of beneficial interest from undistributed (distributions in excess) of net investment income	1,594	227	885	30
Reclassification to capital paid in on shares of beneficial interest from undistributed (accumulated) net realized gain (loss)	—	3,309	3,319	1,802

	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$2,479	$269	$75	$—
Undistributed tax-exempt income	—	406	—	57
Undistributed long-term capital gain	8,055	1,250	—	—
Capital loss carryforward	—	—	(14)	(1,563)
Gross unrealized appreciation on investment securities	171,720	41,873	—	—
Gross unrealized depreciation on investment securities	(12,258)	—	(4,518)	(1,478)
Net unrealized appreciation (depreciation) on investment securities	159,462	41,873	(4,518)	(1,478)
Cost of investment securities	2,280,093	465,238	658,811	217,999
Reclassification to undistributed (distributions in excess) of net investment income from undistributed (accumulated) net realized gain (loss)	9	—	—	—
Reclassification to capital paid in on shares of beneficial interest from undistributed (distributions in excess) of net investment income	9	1	—	—
Reclassification to capital paid in on shares of beneficial interest from undistributed (accumulated) net realized gain (loss)	1,201	149	—	—

28	American Funds Portfolio Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2014			Year ended October 31, 2013
			Total				Total
		Long-term	dividends and			Long-term	dividends and
	Ordinary	capital	distributions	Ordinary		capital	distributions
Share class	income	gains	paid	income		gains	paid
Class A	$4,658	$429	$5,087	$1,014		$—	$1,014
Class B	10	2	12	5		—	5
Class C	509	74	583	127		—	127
Class F-1	285	26	311	31		—	31
Class F-2	276	22	298	43		—	43
Class 529-A	576	54	630	174		—	174
Class 529-B	3	1	4	2		—	2
Class 529-C	114	19	133	34		—	34
Class 529-E	16	2	18	3		—	3
Class 529-F-1	17	1	18	7		—	7
Class R-1	6	1	7	2		—	2
Class R-2	68	9	77	10		—	10
Class R-2E1	—	—	—
Class R-3	69	8	77	9		—	9
Class R-4	20	2	22	9		—	9
Class R-5	264	21	285	155		—	155
Class R-6	58	5	63	—	[2]	—	—	[2]
Total	$6,949	$676	$7,625	$1,625		$—	$1,625

Growth Portfolio
	Year ended October 31, 2014			Year ended October 31, 2013
			Total				Total
		Long-term	dividends and			Long-term	dividends and
	Ordinary	capital	distributions	Ordinary		capital	distributions
Share class	income	gains	paid	income		gains	paid
Class A	$4,140	$2,016	$6,156	$1,500		$—	$1,500
Class B	—	14	14	13		—	13
Class C	191	358	549	168		—	168
Class F-1	122	62	184	49		—	49
Class F-2	230	94	324	38		—	38
Class 529-A	551	285	836	278		—	278
Class 529-B	—	3	3	3		—	3
Class 529-C	2	107	109	79		—	79
Class 529-E	20	15	35	13		—	13
Class 529-F-1	34	15	49	14		—	14
Class R-1	—	7	7	10		—	10
Class R-2	30	45	75	19		—	19
Class R-2E1	—	—	—
Class R-3	31	28	59	6		—	6
Class R-4	15	7	22	6		—	6
Class R-5	147	57	204	99		—	99
Class R-6	33	12	45	1		—	1
Total	$5,546	$3,125	$8,671	$2,296		$—	$2,296

See page 32 for footnotes.

American Funds Portfolio Series	29

Growth and Income Portfolio

	Year ended October 31, 2014					Year ended October 31, 2013
				Total				Total
			Long-term	dividends and			Long-term	dividends and
	Ordinary		capital	distributions		Ordinary	capital	distributions
Share class	income		gains	paid		income	gains	paid
Class A	$41,550		$1,445	$42,995		$17,103	$—	$17,103
Class B	136		9	145		103	—	103
Class C	4,938		254	5,192		1,753	—	1,753
Class F-1	983		34	1,017		348	—	348
Class F-2	1,140		34	1,174		342	—	342
Class 529-A	3,587		134	3,721		1,725	—	1,725
Class 529-B	18		1	19		15	—	15
Class 529-C	947		57	1,004		478	—	478
Class 529-E	159		7	166		68	—	68
Class 529-F-1	293		10	303		115	—	115
Class R-1	73		4	77		41	—	41
Class R-2	376		20	396		116	—	116
Class R-2E1	—	[2]	—	—	[2]
Class R-3	351		14	365		131	—	131
Class R-4	146		5	151		20	—	20
Class R-5	289		19	308		376	—	376
Class R-6	325		2	327		10	—	10
Total	$55,311		$2,049	$57,360		$22,744	$—	$22,744

Balanced Portfolio
	Year ended October 31, 2014					Year ended October 31, 2013
				Total				Total
			Long-term	dividends and			Long-term	dividends and
	Ordinary		capital	distributions		Ordinary	capital	distributions
Share class	income		gains	paid		income	gains	paid
Class A	$23,394		$—	$23,394		$10,395	$—	$10,395
Class B	66		—	66		51	—	51
Class C	2,850		—	2,850		1,123	—	1,123
Class F-1	876		—	876		335	—	335
Class F-2	814		—	814		321	—	321
Class 529-A	1,831		—	1,831		1,071	—	1,071
Class 529-B	8		—	8		7	—	7
Class 529-C	507		—	507		265	—	265
Class 529-E	55		—	55		33	—	33
Class 529-F-1	200		—	200		95	—	95
Class R-1	52		—	52		31	—	31
Class R-2	223		—	223		85	—	85
Class R-2E1	—	[2]	—	—	[2]
Class R-3	343		—	343		156	—	156
Class R-4	530		—	530		133	—	133
Class R-5	240		—	240		188	—	188
Class R-6	455		—	455		109	—	109
Total	$32,444		$—	$32,444		$14,398	$—	$14,398

30	American Funds Portfolio Series

Income Portfolio

	Year ended October 31, 2014						Year ended October 31, 2013
					Total				Total
			Long-term		dividends and			Long-term	dividends and
	Ordinary		capital		distributions		Ordinary	capital	distributions
Share class	income		gains		paid		income	gains	paid
Class A	$44,418		$603		$45,021		$22,756	$—	$22,756
Class B	148		3		151		119	—	119
Class C	7,219		123		7,342		3,636	—	3,636
Class F-1	1,627		24		1,651		1,015	—	1,015
Class F-2	1,490		19		1,509		767	—	767
Class 529-A	1,559		22		1,581		886	—	886
Class 529-B	17		—	[2]	17		13	—	13
Class 529-C	818		16		834		511	—	511
Class 529-E	105		1		106		65	—	65
Class 529-F-1	114		1		115		59	—	59
Class R-1	28		1		29		14	—	14
Class R-2	297		5		302		149	—	149
Class R-2E1	—	[2]	—		—	[2]
Class R-3	269		4		273		133	—	133
Class R-4	234		4		238		137	—	137
Class R-5	198		5		203		234	—	234
Class R-6	228		1		229		21	—	21
Total	$58,769		$832		$59,601		$30,515	$—	$30,515

Tax-Advantaged Income Portfolio

	Year ended October 31, 2014						Year ended October 31, 2013
					Total				Total
			Long-term		dividends and			Long-term	dividends and
	Ordinary		capital		distributions		Ordinary	capital	distributions
Share class	income[3]		gains		paid		income	gains	paid
Class A	$8,495		$—		$8,495		$4,230	$—	$4,230
Class B	7		—		7		4	—	4
Class C	924		—		924		367	—	367
Class F-1	379		—		379		182	—	182
Class F-2	307		—		307		111	—	111
Total	$10,112		$—		$10,112		$4,894	$—	$4,894

See page 32 for footnotes.

American Funds Portfolio Series	31

Preservation Portfolio

	Year ended October 31, 2014					Year ended October 31, 2013
				Total				Total
			Long-term	dividends and			Long-term	dividends and
	Ordinary		capital	distributions		Ordinary	capital	distributions
Share class	income		gains	paid		income	gains	paid
Class A	$3,681		$—	$3,681		$3,296	$—	$3,296
Class B	5		—	5		9	—	9
Class C	202		—	202		224	—	224
Class F-1	66		—	66		75	—	75
Class F-2	98		—	98		80	—	80
Class 529-A	360		—	360		303	—	303
Class 529-B	1		—	1		1	—	1
Class 529-C	36		—	36		43	—	43
Class 529-E	16		—	16		17	—	17
Class 529-F-1	75		—	75		39	—	39
Class R-1	1		—	1		3	—	3
Class R-2	14		—	14		16	—	16
Class R-2E1	—	[2]	—	—	[2]
Class R-3	37		—	37		30	—	30
Class R-4	24		—	24		17	—	17
Class R-5	35		—	35		56	—	56
Class R-6	33		—	33		4	—	4
Total	$4,684		$—	$4,684		$4,213	$—	$4,213

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2014			Year ended October 31, 2013
			Total			Total
		Long-term	dividends and		Long-term	dividends and
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income[3]	gains	paid	income	gains	paid
Class A	$3,417	$—	$3,417	$3,108	$—	$3,108
Class B	1	—	1	2	—	2
Class C	711	—	711	699	—	699
Class F-1	108	—	108	211	—	211
Class F-2	239	—	239	332	—	332
Total	$4,476	$—	$4,476	$4,352	$—	$4,352

[1]	Class R-2E shares were offered beginning August 29, 2014.
[2]	Amount less than one thousand.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 44 to 57.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of Preservation Portfolio and Tax-Exempt Preservation Portfolio during their startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

32	American Funds Portfolio Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2014, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	31	Not applicable
Preservation Portfolio	—	—
Tax-Exempt Preservation Portfolio	287	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. Virginia529 is not considered a related party to the series.

American Funds Portfolio Series	33

Class-specific expenses under the agreements described in this section for the year ended October 31, 2014, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$1,141	$537		Not applicable
Class B	23	2		Not applicable
Class C	1,016	97		Not applicable
Class F-1	84	39		Not applicable
Class F-2	Not applicable	32		Not applicable
Class 529-A	134	68		$67
Class 529-B	6	1		1
Class 529-C	292	27		27
Class 529-E	13	1		2
Class 529-F-1	—	2		2
Class R-1	12	1		Not applicable
Class R-2	103	56		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	48	17		Not applicable
Class R-4	7	3		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$2,879	$891		$99

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$1,922	$956		Not applicable
Class B	54	5		Not applicable
Class C	1,887	179		Not applicable
Class F-1	73	33		Not applicable
Class F-2	Not applicable	48		Not applicable
Class 529-A	244	130		$129
Class 529-B	11	1		1
Class 529-C	511	47		47
Class 529-E	40	5		8
Class 529-F-1	—	6		6
Class R-1	37	4		Not applicable
Class R-2	186	101		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	77	27		Not applicable
Class R-4	11	4		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$5,053	$1,554		$191

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$3,999	$1,889		Not applicable
Class B	102	11		Not applicable
Class C	3,667	349		Not applicable
Class F-1	122	56		Not applicable
Class F-2	Not applicable	53		Not applicable
Class 529-A	356	166		$165
Class 529-B	15	1		1
Class 529-C	754	69		70
Class 529-E	44	5		8
Class 529-F-1	—	11		12
Class R-1	55	6		Not applicable
Class R-2	214	117		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	103	37		Not applicable
Class R-4	18	7		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	—	†	Not applicable
Total class-specific expenses	$9,449	$2,783		$256

Balanced Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$2,922	$1,327		Not applicable
Class B	73	8		Not applicable
Class C	3,083	292		Not applicable
Class F-1	136	63		Not applicable
Class F-2	Not applicable	46		Not applicable
Class 529-A	239	107		$107
Class 529-B	9	1		1
Class 529-C	605	55		56
Class 529-E	21	2		4
Class 529-F-1	—	9		10
Class R-1	55	6		Not applicable
Class R-2	196	106		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	133	48		Not applicable
Class R-4	83	33		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$7,555	$2,111		$178

34	American Funds Portfolio Series

Income Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$3,258	$1,329		Not applicable
Class B	63	7		Not applicable
Class C	2,953	280		Not applicable
Class F-1	131	60		Not applicable
Class F-2	Not applicable	46		Not applicable
Class 529-A	112	47		$47
Class 529-B	7	1		1
Class 529-C	354	32		33
Class 529-E	19	2		3
Class 529-F-1	—	3		3
Class R-1	11	1		Not applicable
Class R-2	94	52		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	47	17		Not applicable
Class R-4	19	7		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	—	†	Not applicable
Total class-specific expenses	$7,068	$1,887		$87

Tax-Advantaged Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$905	$284
Class B	3	—	†
Class C	426	40
Class F-1	33	15
Class F-2	Not applicable	10
Total class-specific expenses	$1,367	$349

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 plan services
Class A	$919	$340		Not applicable
Class B	19	2		Not applicable
Class C	752	70		Not applicable
Class F-1	17	7		Not applicable
Class F-2	Not applicable	8		Not applicable
Class 529-A	83	35		$35
Class 529-B	5	1		1
Class 529-C	197	18		18
Class 529-E	11	1		2
Class 529-F-1	—	5		6
Class R-1	6	1		Not applicable
Class R-2	48	27		Not applicable
Class R-2E*	—	—	†	Not applicable
Class R-3	27	10		Not applicable
Class R-4	6	2		Not applicable
Class R-5	Not applicable	1		Not applicable
Class R-6	Not applicable	—	†	Not applicable
Total class-specific expenses	$2,090	$528		$62

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$395	$122
Class B	1	—	†
Class C	374	35
Class F-1	10	5
Class F-2	Not applicable	8
Total class-specific expenses	$780	$170

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation

Global Growth Portfolio	$4,783	$42	$4,825
Growth Portfolio	8,305	72	8,377
Growth and Income Portfolio	15,179	154	15,333
Balanced Portfolio	11,472	124	11,596
Income Portfolio	10,474	130	10,604
Tax-Advantaged Income Portfolio	1,976	24	2,000
Preservation Portfolio	2,982	59	3,041
Tax-Exempt Preservation Portfolio	1,007	25	1,032

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Portfolio Series	35

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2014, as follows (dollars in thousands):

	Purchases	Sales

Global Growth Portfolio	$537,049	$1,412
Growth Portfolio	1,010,198	328
Growth and Income Portfolio	1,521,826	—
Balanced Portfolio	1,120,978	1,696
Income Portfolio	889,785	103
Tax-Advantaged Income Portfolio	221,420	5,383
Preservation Portfolio	187,111	24,689
Tax-Exempt Preservation Portfolio	64,701	25,929

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$381,874	26,443	$5,057		355		$(74,717)	(5,177)	$312,214	21,621
Class B	1,322	93	12		1		(925)	(65)	409	29
Class C	80,666	5,640	582		41		(14,433)	(1,006)	66,815	4,675
Class F-1	20,065	1,390	312		22		(6,343)	(437)	14,034	975
Class F-2	25,394	1,752	292		21		(6,491)	(451)	19,195	1,322
Class 529-A	48,050	3,338	630		44		(3,876)	(267)	44,804	3,115
Class 529-B	151	11	3		—	[2]	(204)	(14)	(50)	(3)
Class 529-C	27,005	1,869	133		10		(2,656)	(183)	24,482	1,696
Class 529-E	2,056	141	18		1		(164)	(12)	1,910	130
Class 529-F-1	3,463	236	19		1		(513)	(35)	2,969	202
Class R-1	1,044	73	6		—	[2]	(335)	(23)	715	50
Class R-2	13,762	962	77		6		(1,802)	(126)	12,037	842
Class R-2E3	10	1	—		—		—	—	10	1
Class R-3	6,662	463	76		5		(975)	(68)	5,763	400
Class R-4	3,210	220	22		1		(407)	(28)	2,825	193
Class R-5	3,436	241	285		20		(23,979)	(1,653)	(20,258)	(1,392)
Class R-6	33,071	2,263	62		4		(4,079)	(274)	29,054	1,993
Total net increase (decrease)	$651,241	45,136	$7,586		532		$(141,899)	(9,819)	$516,928	35,849

Year ended October 31, 2013

Class A	$304,908	24,347	$1,006		88		$(26,966)	(2,138)	$278,948	22,297
Class B	1,508	122	5		1		(449)	(36)	1,064	87
Class C	51,036	4,097	126		11		(4,063)	(319)	47,099	3,789
Class F-1	21,325	1,711	28		2		(2,782)	(216)	18,571	1,497
Class F-2	19,675	1,578	33		3		(2,727)	(215)	16,981	1,366
Class 529-A	30,887	2,497	174		15		(1,095)	(88)	29,966	2,424
Class 529-B	396	31	2		—	[2]	(56)	(4)	342	27
Class 529-C	12,768	1,031	34		3		(578)	(46)	12,224	988
Class 529-E	1,358	108	3		—	[2]	(52)	(4)	1,309	104
Class 529-F-1	889	73	7		1		(166)	(14)	730	60
Class R-1	631	51	2		—	[2]	(113)	(9)	520	42
Class R-2	7,466	606	10		1		(1,899)	(154)	5,577	453
Class R-3	6,067	494	9		1		(635)	(49)	5,441	446
Class R-4	1,330	109	9		1		(317)	(26)	1,022	84
Class R-5	9,429	747	155		13		(3,089)	(241)	6,495	519
Class R-6	2,755	216	—	[2]	—	[2]	(54)	(4)	2,701	212
Total net increase (decrease)	$472,428	37,818	$1,603		140		$(45,041)	(3,563)	$428,990	34,395

36	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$730,131	49,288	$6,127	422		$(122,579)	(8,273)	$613,679	41,437
Class B	2,717	187	14	1		(2,383)	(163)	348	25
Class C	163,107	11,133	547	38		(27,389)	(1,865)	136,265	9,306
Class F-1	25,414	1,712	184	12		(7,513)	(504)	18,085	1,220
Class F-2	31,862	2,144	322	22		(9,839)	(665)	22,345	1,501
Class 529-A	89,179	6,040	836	58		(8,180)	(549)	81,835	5,549
Class 529-B	570	39	2	—	[2]	(305)	(21)	267	18
Class 529-C	33,172	2,275	110	8		(5,287)	(359)	27,995	1,924
Class 529-E	6,183	418	36	2		(457)	(31)	5,762	389
Class 529-F-1	5,680	383	48	3		(952)	(64)	4,776	322
Class R-1	2,459	168	7	1		(589)	(40)	1,877	129
Class R-2	22,936	1,563	75	5		(4,454)	(300)	18,557	1,268
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	13,539	913	59	4		(2,104)	(142)	11,494	775
Class R-4	5,492	372	22	2		(1,447)	(99)	4,067	275
Class R-5	2,700	185	205	14		(23,018)	(1,557)	(20,113)	(1,358)
Class R-6	35,498	2,382	45	3		(4,471)	(296)	31,072	2,089
Total net increase (decrease)	$1,170,649	79,203	$8,639	595		$(220,967)	(14,928)	$958,321	64,870

Year ended October 31, 2013

Class A	$499,761	39,881	$1,486	132		$(46,759)	(3,705)	$454,488	36,308
Class B	3,536	286	13	1		(1,018)	(81)	2,531	206
Class C	87,876	7,046	166	15		(7,265)	(573)	80,777	6,488
Class F-1	15,254	1,223	49	4		(1,876)	(153)	13,427	1,074
Class F-2	29,964	2,436	35	3		(4,741)	(380)	25,258	2,059
Class 529-A	59,326	4,780	278	25		(3,551)	(285)	56,053	4,520
Class 529-B	444	36	3	—	[2]	(213)	(17)	234	19
Class 529-C	21,624	1,759	79	7		(1,669)	(137)	20,034	1,629
Class 529-E	3,556	287	13	1		(25)	(2)	3,544	286
Class 529-F-1	3,021	237	14	1		(242)	(19)	2,793	219
Class R-1	1,663	137	10	1		(358)	(30)	1,315	108
Class R-2	11,240	892	19	2		(810)	(65)	10,449	829
Class R-3	8,493	692	6	—	[2]	(1,266)	(99)	7,233	593
Class R-4	1,962	158	6	—	[2]	(119)	(9)	1,849	149
Class R-5	10,082	789	99	9		(1,770)	(140)	8,411	658
Class R-6	3,999	299	1	—	[2]	(823)	(59)	3,177	240
Total net increase (decrease)	$761,801	60,938	$2,277	201		$(72,505)	(5,754)	$691,573	55,385

See page 43 for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$1,188,510	89,492	$42,641	3,207	$(218,172)	(16,375)	$1,012,979	76,324
Class B	3,623	275	144	11	(4,466)	(337)	(699)	(51)
Class C	267,942	20,266	5,161	390	(47,769)	(3,600)	225,334	17,056
Class F-1	38,045	2,860	941	71	(12,746)	(951)	26,240	1,980
Class F-2	45,930	3,447	1,147	86	(11,205)	(843)	35,872	2,690
Class 529-A	85,353	6,450	3,721	280	(11,071)	(832)	78,003	5,898
Class 529-B	507	38	19	1	(520)	(39)	6	— [2]
Class 529-C	37,784	2,867	1,003	76	(7,374)	(557)	31,413	2,386
Class 529-E	4,209	320	166	13	(817)	(61)	3,558	272
Class 529-F-1	7,010	525	303	23	(2,017)	(149)	5,296	399
Class R-1	2,783	212	76	6	(636)	(48)	2,223	170
Class R-2	23,036	1,742	395	29	(4,626)	(349)	18,805	1,422
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	14,475	1,094	365	28	(2,426)	(184)	12,414	938
Class R-4	9,296	701	150	12	(1,864)	(141)	7,582	572
Class R-5	2,751	209	308	23	(22,576)	(1,695)	(19,517)	(1,463)
Class R-6	32,149	2,403	327	24	(3,146)	(233)	29,330	2,194
Total net increase (decrease)	$1,763,413	132,902	$56,867	4,280	$(351,431)	(26,394)	$1,468,849	110,788

Year ended October 31, 2013

Class A	$1,049,902	89,576	$16,966	1,470	$(108,692)	(9,186)	$958,176	81,860
Class B	7,409	639	103	9	(2,558)	(218)	4,954	430
Class C	191,382	16,304	1,744	152	(16,446)	(1,389)	176,680	15,067
Class F-1	27,432	2,323	320	28	(4,854)	(414)	22,898	1,937
Class F-2	28,985	2,446	333	28	(3,283)	(276)	26,035	2,198
Class 529-A	82,784	7,111	1,725	150	(5,059)	(430)	79,450	6,831
Class 529-B	954	82	15	1	(346)	(29)	623	54
Class 529-C	37,895	3,262	477	42	(3,252)	(275)	35,120	3,029
Class 529-E	4,539	392	68	6	(146)	(13)	4,461	385
Class 529-F-1	7,940	674	114	10	(266)	(22)	7,788	662
Class R-1	3,557	307	41	4	(885)	(76)	2,713	235
Class R-2	17,196	1,473	116	10	(2,762)	(234)	14,550	1,249
Class R-3	12,302	1,055	131	11	(1,467)	(124)	10,966	942
Class R-4	2,343	197	20	2	(325)	(27)	2,038	172
Class R-5	8,367	708	376	33	(2,793)	(236)	5,950	505
Class R-6	1,398	115	9	1	(75)	(6)	1,332	110
Total net increase (decrease)	$1,484,385	126,664	$22,558	1,957	$(153,209)	(12,955)	$1,353,734	115,666

38	American Funds Portfolio Series

Balanced Portfolio

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$839,652	64,923	$23,258	1,798	$(162,331)	(12,548)	$700,579	54,173
Class B	3,654	285	66	5	(3,542)	(275)	178	15
Class C	236,462	18,382	2,831	220	(40,487)	(3,139)	198,806	15,463
Class F-1	31,808	2,473	875	68	(14,047)	(1,083)	18,636	1,458
Class F-2	41,624	3,218	809	62	(10,788)	(832)	31,645	2,448
Class 529-A	57,964	4,477	1,829	142	(13,234)	(1,023)	46,559	3,596
Class 529-B	416	32	8	1	(560)	(44)	(136)	(11)
Class 529-C	34,417	2,678	507	39	(7,571)	(585)	27,353	2,132
Class 529-E	2,491	193	54	4	(894)	(69)	1,651	128
Class 529-F-1	5,326	409	200	16	(3,249)	(248)	2,277	177
Class R-1	3,904	303	52	4	(1,435)	(113)	2,521	194
Class R-2	22,822	1,778	223	17	(4,346)	(337)	18,699	1,458
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	24,012	1,856	343	26	(8,800)	(680)	15,555	1,202
Class R-4	17,242	1,335	530	41	(4,090)	(315)	13,682	1,061
Class R-5	5,494	427	240	19	(12,505)	(967)	(6,771)	(521)
Class R-6	35,684	2,758	455	35	(8,900)	(688)	27,239	2,105
Total net increase (decrease)	$1,362,982	105,528	$32,280	2,497	$(296,779)	(22,946)	$1,098,483	85,079

Year ended October 31, 2013

Class A	$771,451	66,757	$10,336	898	$(99,271)	(8,512)	$682,516	59,143
Class B	4,959	433	50	4	(2,286)	(198)	2,723	239
Class C	155,059	13,390	1,115	98	(15,480)	(1,325)	140,694	12,163
Class F-1	39,454	3,404	334	29	(7,528)	(647)	32,260	2,786
Class F-2	23,091	1,991	320	28	(2,912)	(247)	20,499	1,772
Class 529-A	52,180	4,543	1,071	94	(6,801)	(585)	46,450	4,052
Class 529-B	755	66	7	1	(389)	(34)	373	33
Class 529-C	27,828	2,419	265	23	(2,862)	(247)	25,231	2,195
Class 529-E	2,328	204	33	3	(275)	(23)	2,086	184
Class 529-F-1	7,980	685	95	8	(796)	(69)	7,279	624
Class R-1	4,444	390	31	3	(1,411)	(120)	3,064	273
Class R-2	14,330	1,246	84	7	(3,121)	(272)	11,293	981
Class R-3	16,761	1,470	156	14	(5,238)	(463)	11,679	1,021
Class R-4	24,326	2,074	133	11	(2,216)	(186)	22,243	1,899
Class R-5	8,416	718	188	16	(2,081)	(178)	6,523	556
Class R-6	11,890	1,043	109	9	(2,873)	(244)	9,126	808
Total net increase (decrease)	$1,165,252	100,833	$14,327	1,246	$(155,540)	(13,350)	$1,024,039	88,729

See page 43 for footnotes.

American Funds Portfolio Series	39

Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$791,213	67,433	$44,191	3,773	$(198,083)	(16,905)	$637,321	54,301
Class B	2,782	239	151	13	(3,308)	(283)	(375)	(31)
Class C	193,782	16,577	7,239	620	(47,081)	(4,029)	153,940	13,168
Class F-1	29,974	2,556	1,614	138	(13,950)	(1,189)	17,638	1,505
Class F-2	31,522	2,671	1,486	127	(11,189)	(954)	21,819	1,844
Class 529-A	28,091	2,398	1,577	135	(8,811)	(753)	20,857	1,780
Class 529-B	383	33	17	2	(407)	(35)	(7)	— [2]
Class 529-C	16,091	1,380	834	71	(7,701)	(658)	9,224	793
Class 529-E	2,636	225	106	9	(724)	(61)	2,018	173
Class 529-F-1	2,603	223	116	10	(706)	(61)	2,013	172
Class R-1	961	81	29	2	(226)	(19)	764	64
Class R-2	7,046	604	300	26	(2,811)	(241)	4,535	389
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	6,334	542	273	23	(2,148)	(181)	4,459	384
Class R-4	5,338	448	237	20	(2,416)	(207)	3,159	261
Class R-5	3,710	317	203	17	(10,662)	(906)	(6,749)	(572)
Class R-6	13,130	1,113	229	20	(3,509)	(296)	9,850	837
Total net increase (decrease)	$1,135,606	96,841	$58,602	5,006	$(313,732)	(26,778)	$880,476	75,069

Year ended October 31, 2013

Class A	$809,037	73,704	$22,180	2,035	$(128,313)	(11,623)	$702,904	64,116
Class B	5,294	485	118	11	(2,030)	(184)	3,382	312
Class C	170,549	15,571	3,586	330	(28,087)	(2,550)	146,048	13,351
Class F-1	37,498	3,427	1,005	92	(17,261)	(1,577)	24,242	1,942
Class F-2	28,396	2,578	759	69	(5,268)	(479)	23,887	2,168
Class 529-A	28,137	2,579	886	81	(5,514)	(502)	23,509	2,158
Class 529-B	505	46	13	1	(231)	(21)	287	26
Class 529-C	21,254	1,947	511	47	(2,827)	(256)	18,938	1,738
Class 529-E	2,020	187	65	6	(468)	(43)	1,617	150
Class 529-F-1	1,784	165	59	6	(151)	(14)	1,692	157
Class R-1	797	72	14	2	(215)	(19)	596	55
Class R-2	7,943	723	149	14	(835)	(75)	7,257	662
Class R-3	7,715	706	133	12	(3,754)	(338)	4,094	380
Class R-4	5,304	484	137	12	(207)	(19)	5,234	477
Class R-5	7,688	697	234	22	(5,257)	(478)	2,665	241
Class R-6	1,788	158	21	2	(80)	(7)	1,729	153
Total net increase (decrease)	$1,135,709	103,529	$29,870	2,742	$(200,498)	(18,185)	$965,081	88,086

40	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$195,792	16,196	$8,405	697		$(34,806)	(2,911)	$169,391	13,982
Class B	203	17	7	1		(164)	(14)	46	4
Class C	34,554	2,873	913	76		(5,702)	(474)	29,765	2,475
Class F-1	9,455	787	380	32		(6,177)	(518)	3,658	301
Class F-2	13,008	1,070	304	25		(1,748)	(143)	11,564	952
Total net increase (decrease)	$253,012	20,943	$10,009	831		$(48,597)	(4,060)	$214,424	17,714

Year ended October 31, 2013

Class A	$162,396	14,592	$4,173	377		$(23,156)	(2,067)	$143,413	12,902
Class B	183	17	4	—	[2]	(49)	(4)	138	13
Class C	21,721	1,951	363	33		(3,670)	(329)	18,414	1,655
Class F-1	9,528	850	180	16		(2,214)	(198)	7,494	668
Class F-2	4,925	439	103	9		(1,153)	(102)	3,875	346
Total net increase (decrease)	$198,753	17,849	$4,823	435		$(30,242)	(2,700)	$173,334	15,584

See page 43 for footnotes.

American Funds Portfolio Series	41

Preservation Portfolio

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$250,926	25,263	$3,639	367		$(152,578)	(15,376)	$101,987	10,254
Class B	656	66	5	—	[2]	(1,320)	(133)	(659)	(67)
Class C	55,990	5,644	200	20		(30,244)	(3,052)	25,946	2,612
Class F-1	7,148	720	63	6		(4,074)	(411)	3,137	315
Class F-2	11,867	1,192	92	9		(5,950)	(600)	6,009	601
Class 529-A	21,342	2,152	360	36		(10,852)	(1,094)	10,850	1,094
Class 529-B	304	31	1	—	[2]	(423)	(43)	(118)	(12)
Class 529-C	11,855	1,195	36	4		(7,054)	(712)	4,837	487
Class 529-E	857	86	16	2		(617)	(62)	256	26
Class 529-F-1	3,285	330	75	8		(1,353)	(136)	2,007	202
Class R-1	480	48	1	—	[2]	(397)	(40)	84	8
Class R-2	4,912	496	14	1		(3,113)	(314)	1,813	183
Class R-2E3	10	1	—	—		—	—	10	1
Class R-3	3,855	388	37	4		(1,236)	(125)	2,656	267
Class R-4	2,607	262	24	3		(1,205)	(121)	1,426	144
Class R-5	2,552	257	35	4		(6,330)	(637)	(3,743)	(376)
Class R-6	7,020	706	33	3		(1,124)	(112)	5,929	597
Total net increase (decrease)	$385,666	38,837	$4,631	467		$(227,870)	(22,968)	$162,427	16,336

Year ended October 31, 2013

Class A	$363,415	36,357	$3,241	325		$(192,138)	(19,305)	$174,518	17,377
Class B	2,671	267	9	1		(1,881)	(189)	799	79
Class C	61,809	6,190	222	22		(26,523)	(2,668)	35,508	3,544
Class F-1	7,456	746	71	7		(8,488)	(852)	(961)	(99)
Class F-2	8,520	852	79	8		(5,465)	(549)	3,134	311
Class 529-A	25,165	2,516	303	31		(9,231)	(930)	16,237	1,617
Class 529-B	442	44	1	—	[2]	(465)	(46)	(22)	(2)
Class 529-C	13,466	1,348	43	4		(4,311)	(434)	9,198	918
Class 529-E	1,924	192	17	2		(1,170)	(119)	771	75
Class 529-F-1	5,529	554	39	4		(497)	(50)	5,071	508
Class R-1	1,475	147	3	—	[2]	(1,103)	(110)	375	37
Class R-2	7,316	730	16	2		(2,944)	(295)	4,388	437
Class R-3	10,963	1,095	30	3		(6,478)	(646)	4,515	452
Class R-4	2,698	270	17	1		(1,496)	(150)	1,219	121
Class R-5	4,066	407	56	6		(3,176)	(320)	946	93
Class R-6	474	47	4	1		(385)	(39)	93	9
Total net increase (decrease)	$517,389	51,762	$4,151	417		$(265,751)	(26,702)	$255,789	25,477

42	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$73,478	7,409	$3,341	337		$(42,692)	(4,326)	$34,127	3,420
Class B	34	4	1	—	[2]	(80)	(8)	(45)	(4)
Class C	18,488	1,865	699	71		(16,187)	(1,641)	3,000	295
Class F-1	1,959	197	106	11		(3,075)	(312)	(1,010)	(104)
Class F-2	6,165	620	237	24		(3,678)	(373)	2,724	271
Total net increase (decrease)	$100,124	10,095	$4,384	443		$(65,712)	(6,660)	$38,796	3,878

Year ended October 31, 2013

Class A	$123,762	12,285	$3,061	308		$(70,980)	(7,161)	$55,843	5,432
Class B	103	10	2	—	[2]	(91)	(9)	14	1
Class C	31,805	3,156	695	70		(14,848)	(1,505)	17,652	1,721
Class F-1	5,734	567	208	21		(9,484)	(949)	(3,542)	(361)
Class F-2	9,858	975	330	33		(13,495)	(1,353)	(3,307)	(345)
Total net increase (decrease)	$171,262	16,993	$4,296	432		$(108,898)	(10,977)	$66,660	6,448

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

American Funds Portfolio Series	43

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$13.92	$.14	$.92	$1.06	$(.15)	$(.01)	$(.16)	$14.82	7.71%	$722		.44%	.34%	.83%	.96%
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18	377		.50	.40	.90	.85
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	53		.25	.20	.71	.29
Class B:
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82	2		1.25	1.15	1.64	.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32	2		1.28	1.18	1.68	.13
10/31/12[6,7]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	1		.56	.51	1.02	(.08)
Class C:
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92	134		1.24	1.14	1.63	.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27	62		1.26	1.16	1.66	.04
10/31/12[6,7]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	8		.56	.51	1.02	(.17)
Class F-1:
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69	39		.51	.41	.90	.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23	23		.53	.43	.93	.59
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	2		.19	.14	.65	.28
Class F-2:
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90	41		.24	.14	.63	1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57	20		.27	.17	.67	.96
10/31/12[6,7]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	1		.11	.06	.57	.37
Class 529-A:
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94		.51	.41	.90	.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	45		.50	.40	.90	.96
10/31/12[6,7]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	9		.23	.18	.69	.21
Class 529-B:
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79	1		1.33	1.23	1.72	.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	1		1.38	1.28	1.78	.21
10/31/12[6,7]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	—	[8]	.59	.54	1.05	(.26)
Class 529-C:
10/31/14	13.78	— [9]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32	1.22	1.71	(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16		1.36	1.26	1.76	(.06)
10/31/12[6,7]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	2		.60	.56	1.07	(.18)
Class 529-E:
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79	.69	1.18	.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	2		.82	.72	1.22	.49
10/31/12[6,7]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	—	[8]	.33	.29	.80	.08
Class 529-F-1:
10/31/14	13.94	.14	.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31	.21	.70	.96
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1		.37	.27	.77	1.26
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	—	[8]	.16	.11	.62	.23

44	American Funds Portfolio Series

Global Growth Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$13.81	$.02		$.92	$.94	$(.09)	$(.01)	$(.10)	$14.65	6.86%	$2		1.25%		1.15%		1.64%		.13%
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	1		1.25		1.15		1.65		.13
10/31/12[6,7]	10.00	—	[9]	1.14	1.14	—	—	—	11.14	11.40	—	[8]	.51		.47		.98		(.04)
Class R-2:
10/31/14	13.80	—	[9]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)		2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	7		1.27		1.17		1.67		(.18)
10/31/12[6,7]	10.00	(.02)		1.17	1.15	—	—	—	11.15	11.50	1		.47		.42		.93		(.21)
Class R-2E:
10/31/14[6,10]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)	—	[8]	.06	[11]	.04	[11]	.53	[11]	.09 [11]
Class R-3:
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6		.83		.73		1.23		.36
10/31/12[6,7]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	—	[8]	.33		.29		.80		.39
Class R-4:
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1		.49		.39		.89		1.11
10/31/12[6,7]	10.00	—	[9]	1.18	1.18	—	—	—	11.18	11.80	—	[8]	.21		.16		.67		(.02)
Class R-5:
10/31/14	13.97	.27		.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1		.21		.11		.60		1.84
10/31/13	11.18	.18		2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20		.23		.13		.63		1.47
10/31/12[6,7]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	11		.10		.05		.56		.30
Class R-6:
10/31/14	14.02	.14		.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33		.14		.04		.53		.96
10/31/13	11.17	.10		2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	3		.18		.08		.58		.79
10/31/12[6,7]	10.00	.05		1.12	1.17	—	—	—	11.17	11.70	—	[8]	.13		.08		.59		.52

See page 57 for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$14.02	$.07	$1.39	$1.46	$(.08)	$(.04)	$(.12)	$15.36	10.46%	$1,345	.42%	.32%	.75%	.47%
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45	646	.45	.35	.79	.67
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	108	.24	.19	.64	.15
Class B:
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58	5	1.24	1.14	1.57	(.28)
10/31/13	10.98	— [9]	3.00	3.00	(.09)	—	(.09)	13.89	27.47	5	1.26	1.16	1.60	(.04)
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	1	.55	.51	.96	(.23)
Class C:
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60	259	1.23	1.13	1.56	(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52	108	1.24	1.14	1.58	(.17)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	14	.55	.50	.95	(.27)
Class F-1:
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44	40	.50	.40	.83	.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41	19	.51	.41	.85	.64
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	3	.19	.15	.60	.19
Class F-2:
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69	57	.24	.14	.57	.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75	31	.26	.16	.60	.64
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	2	.09	.05	.50	.27
Class 529-A:
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43	184	.49	.39	.82	.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49	90	.49	.39	.83	.71
10/31/12[6,7]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	21	.23	.18	.63	.09
Class 529-B:
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51	1	1.32	1.22	1.65	(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33	1	1.36	1.26	1.70	.04
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	1	.59	.55	1.00	(.23)
Class 529-C:
10/31/14	13.88	(.06)	1.37	1.31	— [9]	(.04)	(.04)	15.15	9.45	65	1.31	1.21	1.64	(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35	33	1.34	1.24	1.68	(.15)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	8	.60	.55	1.00	(.30)
Class 529-E:
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08	11	.78	.68	1.11	.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14	5	.80	.70	1.14	.39
10/31/12[6,7]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	1	.35	.30	.75	(.05)
Class 529-F-1:
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60	10	.31	.21	.64	.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73	4	.34	.24	.68	.90
10/31/12[6,7]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	1	.14	.10	.55	.16

46	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$13.90	$(.05)	$1.38	$1.33	$—	$(.04)	$(.04)	$15.19	9.57%	$5		1.24%		1.14%		1.57%		(.34)%
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52	3		1.24		1.14		1.58		.11
10/31/12[6,7]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	1		.56		.51		.96		(.34)
Class R-2:
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55	34		1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44	13		1.24		1.14		1.58		(.22)
10/31/12[6,7]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	2		.48		.44		.89		(.27)
Class R-2E:
10/31/14[6,10]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)	—	[8]	.06	[11]	.04	[11]	.47	[11]	.06 [11]
Class R-3:
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07	22		.81		.71		1.14		.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02	9		.81		.71		1.15		.06
10/31/12[6,7]	10.00	.02	.99	1.01	—	—	—	11.01	10.10	—	[8]	.32		.27		.72		.19
Class R-4:
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44	7		.47		.37		.80		.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45	2		.46		.36		.80		.62
10/31/12[6,7]	10.00	— [9]	1.03	1.03	—	—	—	11.03	10.30	—	[8]	.18		.13		.58		.04
Class R-5:
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72	1		.20		.10		.53		1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84	20		.20		.10		.54		1.12
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	9		.09		.04		.49		.24
Class R-6:
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75	36		.13		.03		.46		.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84	4		.15		.05		.49		.52
10/31/12[6,7]	10.00	.05	.98	1.03	—	—	—	11.03	10.30	—	[8]	.12		.07		.52		.46

See page 57 for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.74	$.28	$1.08	$1.36	$(.29)	$(.01)	$(.30)	$13.80	10.77%	$2,564	.42%	.32%	.69%	2.08%
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01	1,394	.43	.33	.70	2.19
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63	300	.23	.18	.56	.89
Class B:
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88	10	1.23	1.13	1.50	1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08	10	1.25	1.15	1.52	1.47
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	4	.55	.50	.88	.59
Class C:
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93	491	1.22	1.12	1.49	1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03	237	1.22	1.12	1.49	1.36
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30	40	.54	.50	.88	.53
Class F-1:
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70	63	.49	.39	.76	2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98	33	.49	.39	.76	2.16
10/31/12[6,7]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66	7	.20	.15	.53	.79
Class F-2:
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03	73	.23	.13	.50	2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22	33	.24	.14	.51	2.31
10/31/12[6,7]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81	4	.09	.04	.42	1.06
Class 529-A:
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67	221	.51	.41	.78	2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95	129	.49	.39	.76	2.17
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61	36	.26	.22	.60	.84
Class 529-B:
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79	2	1.32	1.22	1.59	1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99	1	1.34	1.24	1.61	1.45
10/31/12[6,7]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25	1	.59	.54	.92	.53
Class 529-C:
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81	93	1.31	1.21	1.58	1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86	56	1.33	1.23	1.60	1.33
10/31/12[6,7]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29	15	.59	.54	.92	.49
Class 529-E:
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42	10	.78	.68	1.05	1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61	6	.79	.69	1.06	1.80
10/31/12[6,7]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52	1	.34	.30	.68	.63
Class 529-F-1:
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87	16	.30	.20	.57	2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14	10	.32	.22	.59	2.41
10/31/12[6,7]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	1	.14	.09	.47	.89

48	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$12.70	$.17	$1.07	$1.24	$(.18)	$(.01)	$(.19)	$13.75	9.88%	$7		1.23%		1.13%		1.50%		1.28%
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12	4		1.23		1.13		1.50		1.38
10/31/12[6,7]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	1		.54		.50		.88		.79
Class R-2:
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89	38		1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09	18		1.24		1.14		1.51		1.21
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	1		.48		.43		.81		.52
Class R-2E:
10/31/14[6,10]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)	—	[8]	.06	[11]	.04	[11]	.41	[11]	.44	[11]
Class R-3:
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31	28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67	13		.80		.70		1.07		1.79
10/31/12[6,7]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	1		.31		.27		.65		1.09
Class R-4:
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75	10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95	2		.44		.34		.71		1.97
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	—	[8]	.16		.11		.49		1.02
Class R-5:
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99	1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35	20		.18		.08		.45		2.58
10/31/12[6,7]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	11		.08		.03		.41		.96
Class R-6:
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1		.14		.04		.41		2.27
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	—	[8]	.14		.10		.48		1.02

See page 57 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Balanced Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$12.44	$.22	$.88	$1.10	$(.22)	$13.32	8.94%	$1,803		.43%	.33%	.67%	1.67%
10/31/13	10.80	.21	1.64	1.85	(.21)	12.44	17.29	1,010		.45	.35	.69	1.76
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	10.80	8.62	239		.23	.18	.53	.73
Class B:
10/31/14	12.41	.12	.88	1.00	(.12)	13.29	8.08	7		1.23	1.13	1.47	.92
10/31/13	10.78	.12	1.63	1.75	(.12)	12.41	16.38	7		1.25	1.15	1.49	1.03
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.29	3		.55	.50	.85	.37
Class C:
10/31/14	12.39	.11	.89	1.00	(.13)	13.26	8.11	416		1.22	1.12	1.46	.86
10/31/13	10.78	.11	1.64	1.75	(.14)	12.39	16.32	197		1.23	1.13	1.47	.96
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.30	40		.54	.50	.85	.37
Class F-1:
10/31/14	12.43	.21	.89	1.10	(.21)	13.32	8.94	62		.49	.39	.73	1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	12.43	17.20	40		.50	.40	.74	1.61
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	10.80	8.64	4		.19	.15	.50	.79
Class F-2:
10/31/14	12.45	.24	.89	1.13	(.25)	13.33	9.11	64		.23	.13	.47	1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	12.45	17.51	29		.25	.15	.49	1.96
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	10.81	8.80	6		.09	.04	.39	.88
Class 529-A:
10/31/14	12.43	.21	.89	1.10	(.21)	13.32	8.92	144		.52	.42	.76	1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	12.43	17.27	90		.49	.39	.73	1.77
10/31/12[6,7]	10.00	.07	.78	.85	(.06)	10.79	8.51	34		.27	.23	.58	.66
Class 529-B:
10/31/14	12.41	.11	.87	.98	(.10)	13.29	7.96	1		1.32	1.22	1.56	.87
10/31/13	10.78	.11	1.63	1.74	(.11)	12.41	16.23	1		1.34	1.24	1.58	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	10.78	8.25	—	[8]	.59	.54	.89	.38
Class 529-C:
10/31/14	12.40	.10	.89	.99	(.12)	13.27	7.98	75		1.31	1.21	1.55	.78
10/31/13	10.78	.11	1.63	1.74	(.12)	12.40	16.26	44		1.33	1.23	1.57	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	10.78	8.25	14		.59	.55	.90	.33
Class 529-E:
10/31/14	12.42	.17	.89	1.06	(.18)	13.30	8.56	5		.78	.68	1.02	1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	12.42	16.89	3		.80	.70	1.04	1.44
10/31/12[6,7]	10.00	.06	.79	.85	(.06)	10.79	8.49	1		.35	.30	.65	.61
Class 529-F-1:
10/31/14	12.44	.24	.89	1.13	(.24)	13.33	9.12	12		.30	.20	.54	1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	12.44	17.45	9		.32	.22	.56	2.03
10/31/12[6,7]	10.00	.09	.77	.86	(.06)	10.80	8.67	1		.14	.09	.44	.85

50	American Funds Portfolio Series

Balanced Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$12.40	$.12	$.87	$.99	$(.12)	$13.27	8.06%	$7		1.23%		1.13%		1.47%		.89%
10/31/13	10.78	.11	1.64	1.75	(.13)	12.40	16.40	4		1.24		1.14		1.48		.95
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	10.78	8.32	1		.55		.50		.85		.36
Class R-2:
10/31/14	12.40	.10	.89	.99	(.12)	13.27	8.04	36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	12.40	16.33	15		1.25		1.15		1.49		.90
10/31/12[6,7]	10.00	.04	.81	.85	(.06)	10.79	8.50	3		.48		.44		.79		.40
Class R-2E:
10/31/14[6,10]	13.37	.04	(.05)	(.01)	(.05)	13.31	(.10)	—	[8]	.06	[11]	.04	[11]	.38	[11]	.31	[11]
Class R-3:
10/31/14	12.42	.16	.90	1.06	(.18)	13.30	8.56	35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	12.42	16.86	18		.80		.70		1.04		1.36
10/31/12[6,7]	10.00	.10	.75	.85	(.06)	10.79	8.53	5		.31		.26		.61		.89
Class R-4:
10/31/14	12.44	.21	.89	1.10	(.22)	13.32	8.88	40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	12.44	17.33	24		.43		.33		.67		1.71
10/31/12[6,7]	10.00	.10	.76	.86	(.06)	10.80	8.61	1		.20		.15		.50		.92
Class R-5:
10/31/14	12.45	.27	.87	1.14	(.25)	13.34	9.24	9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	12.45	17.56	15		.18		.08		.42		2.06
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	10.81	8.80	7		.08		.03		.38		.83
Class R-6:
10/31/14	12.45	.25	.90	1.15	(.26)	13.34	9.29	39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	12.45	17.57	10		.14		.04		.38		2.01
10/31/12[6,7]	10.00	.10	.77	.87	(.06)	10.81	8.77	—	[8]	.13		.08		.43		.93

See page 57 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$11.46	$.37	$.53	$.90	$(.37)	$(.01)	$(.38)	$11.98	7.94%	$1,766		.45%	.35%	.66%	3.18%
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,067		.48	.38	.68	3.28
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	307		.23	.18	.49	1.54
Class B:
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17	6		1.23	1.13	1.44	2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35	6		1.25	1.15	1.45	2.51
10/31/12[6,7]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	2		.55	.50	.81	1.26
Class C:
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381		1.22	1.12	1.43	2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214		1.23	1.13	1.43	2.51
10/31/12[6,7]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	58		.54	.50	.81	1.20
Class F-1:
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62		.49	.39	.70	3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	42		.51	.41	.71	3.31
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	18		.20	.16	.47	1.50
Class F-2:
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59		.23	.13	.44	3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	36		.25	.15	.45	3.50
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	10		.09	.04	.35	1.61
Class 529-A:
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53	.43	.74	3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39		.55	.45	.75	3.20
10/31/12[6,7]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	13		.25	.20	.51	1.56
Class 529-B:
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10	1		1.32	1.22	1.53	2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23	1		1.34	1.24	1.54	2.45
10/31/12[6,7]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	—	[8]	.58	.53	.84	1.12
Class 529-C:
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31	1.21	1.52	2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29		1.33	1.23	1.53	2.42
10/31/12[6,7]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	9		.59	.54	.85	1.20
Class 529-E:
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78	.68	.99	2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3		.80	.70	1.00	2.98
10/31/12[6,7]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	1		.35	.30	.61	1.47
Class 529-F-1:
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30	.20	.51	3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2		.33	.23	.53	3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	—	[8]	.14	.09	.40	1.63

52	American Funds Portfolio Series

Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$11.42	$.27	$.55	$.82	$(.29)	$(.01)	$(.30)	$11.94	7.20%	$2		1.23%		1.13%		1.44%		2.34%
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	1		1.23		1.13		1.43		2.57
10/31/12[6,7]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	—	[8]	.48		.43		.74		1.63
Class R-2:
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26	10		1.25		1.15		1.45		2.44
10/31/12[6,7]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	2		.50		.45		.76		1.28
Class R-2E:
10/31/14[6,10]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	—	[8]	.06	[11]	.04	[11]	.35	[11]	.69	[11]
Class R-3:
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58	11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86	6		.81		.71		1.01		2.83
10/31/12[6,7]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	2		.31		.26		.57		1.85
Class R-4:
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99	10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24	6		.45		.35		.65		3.37
10/31/12[6,7]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	1		.18		.14		.45		2.21
Class R-5:
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24	2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58	9		.19		.09		.39		3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	5		.08		.03		.34		1.68
Class R-6:
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33	12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57	2		.13		.03		.33		3.29
10/31/12[6,7]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	—	[8]	.14		.09		.40		1.79

See page 57 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Tax-Advantaged Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$11.54	$.34	$.94	$1.28	$(.34)	$—	$(.34)	$12.48	11.25%	$413		.54%	.44%	.81%	2.85%
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28	220		.55	.45	.82	2.93
10/31/12[6,7]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	66		.24	.19	.55	1.45
Class B:
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55	—	[8]	1.25	1.15	1.52	2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38	—	[8]	1.28	1.18	1.55	2.24
10/31/12[6,7]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	—	[8]	.52	.48	.84	1.20
Class C:
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49	60		1.24	1.14	1.51	2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45	27		1.27	1.17	1.54	2.21
10/31/12[6,7]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	8		.55	.50	.86	1.01
Class F-1:
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25	16		.51	.41	.78	2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31	11		.53	.43	.80	2.92
10/31/12[6,7]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	3		.19	.15	.51	1.30
Class F-2:
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71	18		.24	.14	.51	3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46	6		.28	.18	.55	3.21
10/31/12[6,7]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	1		.10	.05	.41	1.48

54	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$9.91	$.10	$.04	$.14	$(.10)	$9.95	1.44%	$436		.50%	.39%	.69%	1.01%
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	333		.53	.41	.71	1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.26	163		.23	.19	.50	.60
Class B:
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64	2		1.26	1.15	1.45	.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2		1.28	1.17	1.47	.38
10/31/12[6,7]	10.00	.03	.07	.10	(.02)	10.08	.97	2		.55	.51	.82	.28
Class C:
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68	93		1.25	1.14	1.44	.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67		1.27	1.15	1.45	.39
10/31/12[6,7]	10.00	.03	.06	.09	(.02)	10.07	.93	33		.55	.50	.81	.28
Class F-1:
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51	9		.51	.41	.71	1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	6		.54	.42	.72	1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.33	7		.20	.15	.46	.63
Class F-2:
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67	12		.25	.15	.45	1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6		.28	.17	.47	1.37
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.40	3		.10	.05	.36	.74
Class 529-A:
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36	44		.56	.45	.75	.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	33		.56	.44	.74	1.09
10/31/12[6,7]	10.00	.06	.06	.12	(.04)	10.08	1.25	17		.26	.22	.53	.57
Class 529-B:
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56	—	[8]	1.34	1.23	1.53	.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	—	[8]	1.38	1.26	1.56	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.89	1		.59	.55	.86	.25
Class 529-C:
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60	22		1.34	1.23	1.53	.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17		1.37	1.25	1.55	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.93	9		.60	.55	.86	.24
Class 529-E:
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12	2		.80	.70	1.00	.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2		.83	.71	1.01	.83
10/31/12[6,7]	10.00	.05	.06	.11	(.04)	10.07	1.13	1		.35	.31	.62	.47
Class 529-F-1:
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59	8		.33	.22	.52	1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	6		.35	.24	.54	1.28
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.37	1		.14	.10	.41	.68

See page 57 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/14	$9.91	$.02	$.05	$.07	$(.03)	$9.95	.66%	$1		1.26%		1.15%		1.45%		.25%
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	1		1.27		1.15		1.45		.39
10/31/12[6,7]	10.00	.03	.10	.13	(.05)	10.08	1.30	—	[8]	.45		.41		.72		.35
Class R-2:
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	6		1.29		1.17		1.47		.36
10/31/12[6,7]	10.00	.03	.08	.11	(.04)	10.07	1.11	1		.47		.42		.73		.33
Class R-2E:
10/31/14[6,10]	9.96	.02	— [9]	.02	(.02)	9.96	.16	—	[8]	.06	[11]	.04	[11]	.34	[11]	.17	[11]
Class R-3:
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09	7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)	5		.83		.72		1.02		.80
10/31/12[6,7]	10.00	.05	.07	.12	(.04)	10.08	1.19	—	[8]	.33		.29		.60		.51
Class R-4:
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43	3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)	1		.49		.38		.68		1.16
10/31/12[6,7]	10.00	.06	.08	.14	(.06)	10.08	1.36	—	[8]	.17		.13		.44		.63
Class R-5:
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78	1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)	4		.22		.10		.40		1.44
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.42	3		.08		.04		.35		.75
Class R-6:
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76	6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)	—	[8]	.20		.08		.38		1.45
10/31/12[6,7]	10.00	.07	.06	.13	(.05)	10.08	1.34	—	[8]	.13		.08		.39		.72

56	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/14	$9.81	$.26	$.18	$.44	$(.26)	$9.99	4.50%	$159		.56%	.44%	.75%	2.59%
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58	.45	.76	2.54
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.10	72		.24	.19	.50	1.22
Class B:
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74	—	[8]	1.27	1.15	1.46	1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	—	[8]	1.29	1.16	1.47	1.83
10/31/12[6,7]	10.00	.09	.09	.18	(.06)	10.12	1.84	—	[8]	.53	.49	.80	.92
Class C:
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26	1.14	1.45	1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28	1.15	1.46	1.85
10/31/12[6,7]	10.00	.09	.09	.18	(.08)	10.10	1.77	22		.55	.51	.82	.89
Class F-1:
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52	.40	.71	2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56	.42	.73	2.56
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.13	9		.20	.16	.47	1.24
Class F-2:
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26	.15	.46	2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30	.16	.47	2.82
10/31/12[6,7]	10.00	.13	.09	.22	(.11)	10.11	2.25	12		.10	.05	.36	1.34

	Period ended October 31
Portfolio turnover rate for all share classes	2014		2013		2012[6,7,12]
Global Growth Portfolio	—%[13]		—%[13]		40%
Growth Portfolio	—	[13]	—	[13]	24
Growth and Income Portfolio	—	[13]	—	[13]	7
Balanced Portfolio	—	[13]	—	[13]	9
Income Portfolio	—	[13]	—	[13]	7
Tax-Advantaged Income Portfolio	1		2	[12]	45
Preservation Portfolio	5		11	[12]	16
Tax-Exempt Preservation Portfolio	14		28	[12]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC also reimbursed other fees and expenses for Preservation Portfolio and Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 60 to 68 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[12]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[13]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Portfolio Series	57

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2014, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 12, 2014

58	American Funds Portfolio Series

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designate the following amounts for the year ended October 31, 2014:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio
Long-term capital gains	$686,000	$6,486,000	$5,379,000	$1,802,000
Foreign taxes (per share)	$0.011	$0.005	$0.004	$0.004
Foreign source income (per share)	$0.11	$0.03	$0.07	$0.04
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	$5,708,000	100%	$33,495,000	$24,010,000
U.S. government income that may be exempt from state taxation	$10,000	$9,000	$1,120,000	$1,992,000

	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$2,042,000	$131,000	—	—
Foreign taxes (per share)	—	$0.004	—	—
Foreign source income (per share)	—	$0.04	—	—
Qualified dividend income	$39,255,000	100%*	$11,000	—
Corporate dividends received deduction	$24,344,000	$3,352,000	$11,000	—
Exempt interest dividends	—	$6,408,000	—	100%
U.S. government income that may be exempt from state taxation	$3,537,000	$3,000	$1,352,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2015, to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	59

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2014, through October 31, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	American Funds Portfolio Series

Global Growth Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,027.74	$1.58	.31%	$4.09	.80%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	4.08	.80
Class B – actual return	1,000.00	1,023.03	5.76	1.13	8.26	1.62
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.24	1.62
Class C – actual return	1,000.00	1,023.79	5.71	1.12	8.21	1.61
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	8.19	1.61
Class F-1 – actual return	1,000.00	1,027.74	1.99	.39	4.50	.88
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	4.48	.88
Class F-2 – actual return	1,000.00	1,029.06	.61	.12	3.12	.61
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	3.11	.61
Class 529-A – actual return	1,000.00	1,027.75	1.79	.35	4.29	.84
Class 529-A – assumed 5% return	1,000.00	1,023.44	1.79	.35	4.28	.84
Class 529-B – actual return	1,000.00	1,023.04	6.17	1.21	8.67	1.70
Class 529-B – assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.64	1.70
Class 529-C – actual return	1,000.00	1,023.11	6.17	1.21	8.67	1.70
Class 529-C – assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.64	1.70
Class 529-E – actual return	1,000.00	1,025.73	3.42	.67	5.92	1.16
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.90	1.16
Class 529-F-1 – actual return	1,000.00	1,028.39	1.02	.20	3.53	.69
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.52	.69
Class R-1 – actual return	1,000.00	1,023.76	5.82	1.14	8.31	1.63
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	8.29	1.63
Class R-2 – actual return	1,000.00	1,023.09	6.12	1.20	8.62	1.69
Class R-2 – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.59	1.69
Class R-2E – actual return[5]	1,000.00	986.69	.41	.24	1.25	.73
Class R-2E – assumed 5% return[5]	1,000.00	1,024.00	1.22	.24	3.72	.73
Class R-3 – actual return	1,000.00	1,026.46	3.58	.70	6.08	1.19
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	6.06	1.19
Class R-4 – actual return	1,000.00	1,027.03	1.89	.37	4.39	.86
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.38	.86
Class R-5 – actual return	1,000.00	1,028.34	.51	.10	3.02	.59
Class R-5 – assumed 5% return	1,000.00	1,024.70	.51	.10	3.01	.59
Class R-6 – actual return	1,000.00	1,029.62	.15	.03	2.66	.52
Class R-6 – assumed 5% return	1,000.00	1,025.05	.15	.03	2.65	.52

See page 68 for footnotes.

American Funds Portfolio Series	61

Growth Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,044.19	$1.55	.30%	$3.76	.73%
Class A – assumed 5% return	1,000.00	1,023.69	1.53	.30	3.72	.73
Class B – actual return	1,000.00	1,040.44	5.76	1.12	7.97	1.55
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.88	1.55
Class C – actual return	1,000.00	1,040.49	5.76	1.12	7.97	1.55
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.88	1.55
Class F-1 – actual return	1,000.00	1,044.21	1.96	.38	4.17	.81
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.13	.81
Class F-2 – actual return	1,000.00	1,045.46	.62	.12	2.84	.55
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.80	.55
Class 529-A – actual return	1,000.00	1,044.21	1.96	.38	4.17	.81
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.13	.81
Class 529-B – actual return	1,000.00	1,039.75	6.22	1.21	8.43	1.64
Class 529-B – assumed 5% return	1,000.00	1,019.11	6.16	1.21	8.34	1.64
Class 529-C – actual return	1,000.00	1,039.81	6.17	1.20	8.38	1.63
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.29	1.63
Class 529-E – actual return	1,000.00	1,043.03	3.45	.67	5.66	1.10
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.60	1.10
Class 529-F-1 – actual return	1,000.00	1,045.52	.98	.19	3.20	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	3.16	.62
Class R-1 – actual return	1,000.00	1,040.41	5.81	1.13	8.02	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.93	1.56
Class R-2 – actual return	1,000.00	1,039.78	6.17	1.20	8.38	1.63
Class R-2 – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.29	1.63
Class R-2E – actual return[5]	1,000.00	988.42	.39	.23	1.13	.66
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.36	.66
Class R-3 – actual return	1,000.00	1,042.98	3.60	.70	5.82	1.13
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.75	1.13
Class R-4 – actual return	1,000.00	1,044.89	1.86	.36	4.07	.79
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.02	.79
Class R-5 – actual return	1,000.00	1,045.43	.46	.09	2.68	.52
Class R-5 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.65	.52
Class R-6 – actual return	1,000.00	1,046.11	.10	.02	2.32	.45
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.29	.45

62	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,045.87	$1.60	.31%	$3.51	.68%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.47	.68
Class B – actual return	1,000.00	1,041.54	5.76	1.12	7.67	1.49
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class C – actual return	1,000.00	1,041.40	5.71	1.11	7.62	1.48
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.53	1.48
Class F-1 – actual return	1,000.00	1,044.73	1.96	.38	3.87	.75
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.82	.75
Class F-2 – actual return	1,000.00	1,046.74	.57	.11	2.48	.48
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.45	.48
Class 529-A – actual return	1,000.00	1,045.39	2.01	.39	3.92	.76
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.87	.76
Class 529-B – actual return	1,000.00	1,041.31	6.17	1.20	8.08	1.57
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.98	1.57
Class 529-C – actual return	1,000.00	1,040.87	6.17	1.20	8.08	1.57
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.98	1.57
Class 529-E – actual return	1,000.00	1,044.17	3.40	.66	5.31	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.24	1.03
Class 529-F-1 – actual return	1,000.00	1,046.40	.98	.19	2.89	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.85	.56
Class R-1 – actual return	1,000.00	1,041.19	5.76	1.12	7.67	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class R-2 – actual return	1,000.00	1,041.08	6.12	1.19	8.03	1.56
Class R-2 – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.93	1.56
Class R-2E – actual return[5]	1,000.00	996.57	.40	.23	1.03	.60
Class R-2E – assumed 5% return[5]	1,000.00	1,024.05	1.17	.23	3.06	.60
Class R-3 – actual return	1,000.00	1,043.35	3.55	.69	5.46	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.40	1.06
Class R-4 – actual return	1,000.00	1,045.65	1.86	.36	3.76	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-5 – actual return	1,000.00	1,046.95	.36	.07	2.27	.44
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.24	.44
Class R-6 – actual return	1,000.00	1,047.24	.10	.02	2.01	.39
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.99	.39

See page 68 for footnotes.

American Funds Portfolio Series	63

Balanced Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,036.44	$1.69	.33%	$3.44	.67%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.41	.67
Class B – actual return	1,000.00	1,033.11	5.74	1.12	7.48	1.46
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.43	1.46
Class C – actual return	1,000.00	1,032.82	5.69	1.11	7.43	1.45
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.37	1.45
Class F-1 – actual return	1,000.00	1,036.07	1.95	.38	3.70	.72
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.67	.72
Class F-2 – actual return	1,000.00	1,037.38	.62	.12	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.35	.46
Class 529-A – actual return	1,000.00	1,036.78	2.16	.42	3.90	.76
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.87	.76
Class 529-B – actual return	1,000.00	1,031.85	6.15	1.20	7.89	1.54
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.83	1.54
Class 529-C – actual return	1,000.00	1,032.29	6.15	1.20	7.89	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.83	1.54
Class 529-E – actual return	1,000.00	1,034.79	3.38	.66	5.13	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.09	1.00
Class 529-F-1 – actual return	1,000.00	1,037.81	.98	.19	2.72	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.70	.53
Class R-1 – actual return	1,000.00	1,032.02	5.74	1.12	7.48	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.43	1.46
Class R-2 – actual return	1,000.00	1,032.43	6.04	1.18	7.79	1.52
Class R-2 – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.73	1.52
Class R-2E – actual return[5]	1,000.00	999.04	.41	.24	1.00	.58
Class R-2E – assumed 5% return[5]	1,000.00	1,024.00	1.22	.24	2.96	.58
Class R-3 – actual return	1,000.00	1,034.70	3.59	.70	5.33	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.30	1.04
Class R-4 – actual return	1,000.00	1,036.22	1.85	.36	3.59	.70
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.57	.70
Class R-5 – actual return	1,000.00	1,038.29	.36	.07	2.11	.41
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class R-6 – actual return	1,000.00	1,038.64	.10	.02	1.85	.36
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.84	.36

64	American Funds Portfolio Series

Income Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,030.22	$1.79	.35%	$3.38	.66%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class B – actual return	1,000.00	1,026.91	5.72	1.12	7.31	1.43
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.27	1.43
Class C – actual return	1,000.00	1,025.79	5.67	1.11	7.25	1.42
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.22	1.42
Class F-1 – actual return	1,000.00	1,030.00	1.94	.38	3.53	.69
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.52	.69
Class F-2 – actual return	1,000.00	1,032.18	.56	.11	2.15	.42
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.14	.42
Class 529-A – actual return	1,000.00	1,029.76	2.15	.42	3.73	.73
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.72	.73
Class 529-B – actual return	1,000.00	1,025.63	6.13	1.20	7.71	1.51
Class 529-B – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.68	1.51
Class 529-C – actual return	1,000.00	1,025.16	6.13	1.20	7.71	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.68	1.51
Class 529-E – actual return	1,000.00	1,028.68	3.37	.66	4.96	.97
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.94	.97
Class 529-F-1 – actual return	1,000.00	1,030.92	.97	.19	2.56	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.55	.50
Class R-1 – actual return	1,000.00	1,026.91	5.72	1.12	7.31	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.27	1.43
Class R-2 – actual return	1,000.00	1,025.34	6.02	1.18	7.61	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.58	1.49
Class R-2E – actual return[5]	1,000.00	1,000.75	.41	.24	.95	.55
Class R-2E – assumed 5% return[5]	1,000.00	1,024.00	1.22	.24	2.80	.55
Class R-3 – actual return	1,000.00	1,028.44	3.58	.70	5.16	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.14	1.01
Class R-4 – actual return	1,000.00	1,030.30	1.84	.36	3.43	.67
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.41	.67
Class R-5 – actual return	1,000.00	1,031.14	.36	.07	1.95	.38
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.94	.38
Class R-6 – actual return	1,000.00	1,031.75	.10	.02	1.69	.33
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.68	.33

See page 68 for footnotes.

American Funds Portfolio Series	65

Tax-Advantaged Income Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,044.33	$2.27	.44%	$4.17	.81%
Class A – assumed 5% return	1,000.00	1,022.99	2.24	.44	4.13	.81
Class B – actual return	1,000.00	1,041.86	5.82	1.13	7.72	1.50
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.63	1.50
Class C – actual return	1,000.00	1,041.30	5.76	1.12	7.67	1.49
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.58	1.49
Class F-1 – actual return	1,000.00	1,044.48	2.01	.39	3.92	.76
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.87	.76
Class F-2 – actual return	1,000.00	1,046.66	.62	.12	2.53	.49
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.50	.49

66	American Funds Portfolio Series

Preservation Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,007.52	$2.07	.41%	$3.59	.71%
Class A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.62	.71
Class B – actual return	1,000.00	1,003.73	5.71	1.13	7.22	1.43
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class C – actual return	1,000.00	1,003.95	5.71	1.13	7.22	1.43
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.27	1.43
Class F-1 – actual return	1,000.00	1,008.62	1.97	.39	3.49	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	1,008.95	.66	.13	2.18	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class 529-A – actual return	1,000.00	1,007.39	2.18	.43	3.69	.73
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.72	.73
Class 529-B – actual return	1,000.00	1,004.28	6.16	1.22	7.68	1.52
Class 529-B – assumed 5% return	1,000.00	1,019.06	6.21	1.22	7.73	1.52
Class 529-C – actual return	1,000.00	1,004.53	6.11	1.21	7.63	1.51
Class 529-C – assumed 5% return	1,000.00	1,019.11	6.16	1.21	7.68	1.51
Class 529-E – actual return	1,000.00	1,007.14	3.44	.68	4.96	.98
Class 529-E – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class 529-F-1 – actual return	1,000.00	1,008.54	1.06	.21	2.58	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.60	.51
Class R-1 – actual return	1,000.00	1,003.76	5.76	1.14	7.27	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.32	1.44
Class R-2 – actual return	1,000.00	1,004.53	6.06	1.20	7.58	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.16	6.11	1.20	7.63	1.50
Class R-2E – actual return[5]	1,000.00	1,001.62	.43	.25	.95	.55
Class R-2E – assumed 5% return[5]	1,000.00	1,023.95	1.28	.25	2.80	.55
Class R-3 – actual return	1,000.00	1,006.14	3.54	.70	5.06	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.57	.70	5.09	1.00
Class R-4 – actual return	1,000.00	1,008.71	1.87	.37	3.39	.67
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class R-5 – actual return	1,000.00	1,009.73	.56	.11	2.08	.41
Class R-5 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class R-6 – actual return	1,000.00	1,010.42	.20	.04	1.72	.34
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.73	.34

See page 68 for footnotes.

American Funds Portfolio Series	67

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2014	Ending account value 10/31/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,021.79	$2.19	.43%	$3.77	.74%
Class A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class B – actual return	1,000.00	1,018.09	5.75	1.13	7.32	1.44
Class B – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.32	1.44
Class C – actual return	1,000.00	1,018.25	5.75	1.13	7.33	1.44
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.32	1.44
Class F-1 – actual return	1,000.00	1,020.93	1.99	.39	3.57	.70
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.57	.70
Class F-2 – actual return	1,000.00	1,023.33	.66	.13	2.24	.44
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.24	.44

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on August 29, 2014. The “assumed 5% return” line is based on 184 days.

68	American Funds Portfolio Series

Board of trustees and other officers

“Independent” trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	72	None
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	72	Mercury General Corp.
Leonard R. Fuller, 1946	2012	President and CEO, Fuller Consulting (financial management consulting firm)	72	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	74	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	71	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 1955	2012	Clinical Professor and Director, Accounting Program, University of Redlands	68	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	68	None
Margaret Spellings, 1957	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	72	None
Steadman Upham, Ph.D., 1949	2012	President and University Professor, The University of Tulsa	71	None

“Interested” trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Director, The Capital Group Companies, Inc.[6]	16	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 70 for footnotes.

American Funds Portfolio Series	69

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company;[6]
Director, American Funds Distributors, Inc.;[6] Director, Capital Strategy Research, Inc.;[6]
		Director, The Capital Group Companies, Inc.[6]
Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Karl C. Grauman, 1968 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

70	American Funds Portfolio Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

American Funds Portfolio Series	71

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

72	American Funds Portfolio Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGEARX-900-1214P Litho in USA CGD/Q/10216-S43200

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2013	$34,000
2014	$74,000

b) Audit-Related Fees:
2013	$2,000
2014	$2,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$16,000
2014	None
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2013	None
2014	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2013	$1,046,000
2014	$1,028,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2013	$36,000
2014	$33,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2013	$2,000
2014	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,474,000 for fiscal year 2013 and $1,419,000 for fiscal year 2014. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2014